Amounts Recognized in Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Cost of Products sold [Member] | Net Investment Hedging [Member]
Amounts recognized in accumulated other comprehensive income (loss)
Gain (loss) recognized in accumulated other comprehensive income (loss)	$ 0	$ (8)	$ (9)	$ 4
Gain (loss) reclassified from accumulated other comprehensive income (loss)	(2)	(2)	(1)	(6)
Interest Expense [Member] | Fair Value Hedging [Member]
Amounts recognized in net income
Gain (loss) recognized in net income	0	0	0	0
Floating to Fixed Interest Rate Swap [Domain] | Cost of Products sold [Member] | Cash Flow Hedges [Member]
Amounts recognized in accumulated other comprehensive income (loss)
Gain (loss) recognized in accumulated other comprehensive income (loss)	0	(1)	0	(2)
Gain (loss) reclassified from accumulated other comprehensive income (loss)	(1)	(1)	(1)	(1)
Fixed-to-floating interest rate swaps [Member] | Interest Expense [Member] | Fair Value Hedging [Member]
Amounts recognized in net income
Gain (loss) recognized in net income	(80)	24	(88)	14
Currency exchange contracts [Member] | Cost of Products sold [Member] | Cash Flow Hedges [Member]
Amounts recognized in accumulated other comprehensive income (loss)
Gain (loss) recognized in accumulated other comprehensive income (loss)	1	(3)	(8)	6
Gain (loss) reclassified from accumulated other comprehensive income (loss)	0	1	1	(1)
Commodity Contract [Member] | Cost of Products sold [Member] | Cash Flow Hedges [Member]
Amounts recognized in accumulated other comprehensive income (loss)
Gain (loss) recognized in accumulated other comprehensive income (loss)	(1)	(4)	(1)	0
Gain (loss) reclassified from accumulated other comprehensive income (loss)	(1)	(2)	(1)	(4)
Related long term debt converted to floating interest rates by interest rate swaps [Member] | Interest Expense [Member] | Fair Value Hedging [Member]
Amounts recognized in net income
Gain (loss) recognized in net income	$ 80	$ (24)	$ 88	$ (14)